Estimated Service Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	4 years
Building | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	50 years
Machinery and Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	2 years
Machinery and Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	35 years
Land Improvements | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	4 years
Land Improvements | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	30 years